Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)	The components of the Company’s income tax expense (benefit) were as follows (in thousands):

	Years Ended December 31,
	2021	2020
Current
Federal	$(1,530)	$—
Deferred
Federal	(14,495)	146,794
Change in Valuation Allowance	14,495	(146,794)
Income Tax Benefit	$(1,530)	$—

Schedule of effective income tax rate reconciliation

The following table provides a reconciliation of income taxes computed at the United States federal statutory tax rate of 21% in 2021 and 2020 to the income tax provision (in thousands):

	Years Ended December 31,
	2021	2020
Loss before income taxes	$(90,094)	$(136,392)
United States statutory income tax rate	21%	21%
Income tax (benefit) at United States statutory income tax rate	$(18,920)	$(28,642)
Change in valuation allowance	14,495	(146,794)
Recapitalization transaction	—	157,855
Cancellation of debt income	—	15,360
State tax provision, net of federal benefit	—	1,263
Warrant liability fair value adjustment	3,030	790
Other	(135)	168
Income Tax Benefit	$(1,530)	$—

Components of deferred tax assets

The components of the Company’s deferred tax assets are as follows (in thousands):

	Years Ended December 31,
	2021	2020
Net operating loss	$30,355	$7,675
Mineral properties	39,371	39,555
Plant, equipment, and mine development	25,506	30,767
Intangible assets	20,204	21,710
Royalty	6,266	6,292
Interest expense carryforward	—	1,935
Asset retirement obligation	1,083	997
Stock-based compensation	856	405
Accrued compensation	502	197
Inventories	76	191
Reorganization costs	—	—
Other liabilities	—	—
Credits and other	—	—
Valuation allowance	(124,219)	(109,724)
Total net deferred tax assets	$—	$—